Federal home loan bank advances and other borrowings (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	May 16, 2016	Jan. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary of Federal Home Loan Bank advances
Other borrowings	$ 11,000	$ 11,000	$ 11,000		$ 0	$ 0
Weighted Average Rate	3.76%	3.44%	3.3366%	4.25%	0.00%
Federal Home Loan Bank Advances
Summary of Federal Home Loan Bank advances
Maturing during 2017	$ 56,491	$ 45,461			$ 49,061
Maturing during 2018	4,000	6,100			6,100
Maturing during 2019	0	7,730			3,730
Maturing during 2020		0			0
Total fixed maturity	60,491	59,291			58,891
Advances with amortizing principal	0	0			0
Total advances	60,491	59,291			58,891
Irrevocable standby letters of credit	8,040	10,560			24,040
Total credit outstanding	$ 68,531	$ 69,851			$ 82,931
Weighted average rate 2017	0.93%	0.86%			0.92%
Weighted average rate 2018	0.99%	2.24%			2.24%
Weighted average rate 2019	0.00%	1.41%			1.87%
Weighted Average Rate 2020		0.00%			0.00%
Total, Weighted average interest rate	0.93%	1.07%
Advances with amortizing principal, weighted average rate	0.00%	0.00%			0.00%